Long Term Receivable and Other Deposits (Tables)	12 Months Ended
Dec. 31, 2017
Investments, All Other Investments [Abstract]
Schedule of Long Term Receivables and Other Deposits
	December 31,
	2017	2016

Costs and estimated earnings in excess of billings on uncompleted contracts (see Note 3)	$-	$708
Leasing deposits	68	34

	$68	$742